COLLABORATION AND LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COLLABORATION AND LICENSE AGREEMENTS	COLLABORATION AND LICENSE AGREEMENTS
Sandoz Agreement (Terminated in October 2019)
In April 2018, the Company entered into a collaboration and license agreement with Sandoz, a division of the Novartis Group, or the Sandoz Agreement, to commercialize its two lead products, reSET and reSET-O, together, the Products. Under the terms of the agreement, Sandoz was responsible for the global commercial launch of reSET and reSET-O, including ensuring market access, reimbursement from payors and providing a dedicated sales force, while the Company was responsible for continuing to develop the Products and supporting patient services through a patient service center, together, Pear-Sandoz Development Efforts.
Under the Sandoz Agreement, the Company received an up-front payment of $20,000. In December 2018, the Company received a $10,000 milestone payment upon the FDA’s marketing authorization of reSET-O, or the reSET-O Milestone. The Sandoz Agreement also required Sandoz to make payments to the Company for research and development costs, as well as potential future milestones based on achievement of annual net sales targets and a profit share on net profits of the Products. During 2019, prior to the Termination Date, defined below, the Company invoiced Sandoz and received $7,400 for reimbursement of research and development costs. Under the Sandoz Agreement, the Company was obligated to pay Sandoz on a deferred basis up to $20,000 to defray Sandoz’s commercialization costs.
Sandoz never recorded any profit on sales of the Products for any period, and therefore, the Company did not record any revenue associated with the profit share.
The Company concluded the license agreement was within the scope of ASC 606. The Company identified several material promises under the Sandoz Agreement, including the license of intellectual property, continuing Pear-Sandoz Development Efforts and participation on a joint steering committee, or the JSC. The Company determined the material promises were not distinct from one another and, therefore, were combined as a single performance obligation, or the Sandoz Performance Obligation.
To account for its future obligations under the cost-sharing arrangement, the $20,000 up-front payment received in April 2018 from Sandoz was accounted for by the Company as “note payable to collaboration partner—net” at its then net present value. Accordingly, this payment was not considered part of the transaction price under ASC 606.
The transaction price at contract inception, or the Sandoz Initial Transaction Price, comprised solely the contractual reimbursement of costs related to continuing Pear-Sandoz Development Efforts. Any potential future payments pursuant to additional Pear-Sandoz Development Efforts, milestone achievements or profit-sharing were evaluated under the most likely amount method and were not included in the Sandoz Initial Transaction Price because the amounts were considered variable consideration and were initially fully constrained. As part of the evaluation of the constraint, the Company considered numerous factors, including that receipt of such payments was largely outside the control of the Company. These amounts were added to the transaction price when the related net sales or profit share payments occur, or as relates to Pear-Sandoz Development Efforts, as additional amounts are formally approved by the JSC. Due to the lack of historical perspective on efforts necessary to commercialize PDTs, future reimbursements related to continued Pear-Sandoz Development Efforts could not be reasonably estimated beyond the amounts approved at the JSC annually for the succeeding 12 months.
In December 2018, the Sandoz Initial Transaction Price was increased by $10,000 related to the achievement of the reSET-O Milestone and for additional amounts approved by the JSC for Pear-Sandoz Development Efforts. The reSET-O Milestone payment was recorded on a cumulative catch-up basis, which was recorded in the statement of operations for the year ended December 31, 2018.
As the Company identified only one distinct performance obligation in the Sandoz Agreement, the entirety of the transaction price was allocated to the Sandoz Performance Obligation and was recognized over the expected term of the agreement, which had been estimated at ten years ratably over the performance period, which, in management’s judgment, was the best measure of progress toward satisfying the performance obligation. The Company utilized judgment to assess the nature of the combined performance obligation and the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluated the measure of progress each reporting period and, if necessary, adjusted the measure of performance and related revenue recognition.
Termination of Sandoz Agreement—On September 17, 2019, the Company received a termination notice from Sandoz and on October 14, 2019, or the Termination Date, the Company and Sandoz entered into a transition agreement, or the Transition Agreement, pursuant to which the Company became the sole party responsible for commercializing the Products. As part of the Transition Agreement, Sandoz paid the Company a $9,800 settlement payment, or the Settlement Payment, and forgave the $20,000 collaboration note payable. Under ASC 606, the Transition Agreement met the definition of a contract modification and was accounted for as a cumulative catch-up adjustment at the time of modification. During the year ended December 31, 2019, the $9,800 settlement payment and the deferred revenue balance at the Termination Date of $16,900 were recognized as collaboration revenue in our consolidated statement of operations and comprehensive loss.
Upon the signing of the Transition Agreement, the Company recalculated the transaction price to be $20,000, consisting of $10,000 of reimbursable costs incurred through the Termination Date and a $10,000 reSET-O Milestone received in 2018 related to the FDA marketing authorization of reSET-O. Since the Company had recognized revenue ratably over the expected term of the agreement of ten years, the termination resulted in $16,900 of deferred revenue being recognized as collaboration revenue for the year ended December 31, 2019, as there are no additional performance obligations subsequent to the termination of the agreement.
Upon the signing of the Transition Agreement and for the year ended December 31, 2019, the Company recorded a $20,310 gain on extinguishment of debt in the consolidated statement of operations and comprehensive loss (see Note Payable to Collaboration Partner below for further discussion).
Note Payable to Collaboration Partner—Under the Sandoz Agreement, the Company was obligated to pay Sandoz $20,000, at zero percent interest, in 48 equal monthly installments, with payments to begin on the second anniversary of the first commercial sale under the Sandoz Agreement. The Company imputed interest on the note payable to the collaboration partner at the rate of 6.0% per annum and recorded an initial discount on the note payable to the collaboration partner and a related deferred gain of $4,779. The discount on the note payable was amortized using the effective interest method over the expected term of the note. The deferred gain was amortized on a straight-line basis over the expected term of the note, which was 6.5 years.
As of the Termination Date, the balance of the deferred gain was $3,764 and the note payable to the collaboration partner consisted of the following:

Note payable to collaboration partner	$20,000
Unamortized discount on note payable	(3,454)
Note payable to collaboration partner, net	$16,546
The note payable to collaboration partner, net balance of $16,546 and the balance of the deferred gain of $3,764 was recorded as a $20,310 gain on extinguishment of debt in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2019.
Novartis Agreement (Terminated in June 2020)
In March 2018, the Company entered into a collaboration agreement with Novartis Institutes for Biomedical Research, or NIBR, or the Novartis Agreement, to develop PDTs for Schizophrenia and Multiple Sclerosis, or MS. The two companies worked together towards developing new treatments for patients with schizophrenia and MS to better address the full burden of their illnesses.
On March 30, 2020, NIBR terminated the collaboration agreement for convenience with the Company relative to both the schizophrenia and MS programs. The termination was subject to a 90-day notice period and was effective as of June 29, 2020.
Under the Novartis Agreement, the Company received a non-refundable up-front payment of $5,000. The agreement included research and development funding, as well as future regulatory and commercial milestones and mid-to-high single-digit royalties on net sales of the two products. Contemporaneous with the Novartis Agreement, NIBR purchased 1,158,292 shares of Series B preferred stock at $4.3167 per share, resulting in aggregate proceeds to the Company of $5,000. The Company allocated the proceeds from NIBR’s purchase of Series B preferred stock to stockholders’ equity since the purchase price was equal to the price paid by other Series B investors and the transaction was completed within a short period following the initial Series B closing. The Company invoiced NIBR and received $3,105 and $3,200 for reimbursement of research and development costs during the year ended December 31, 2020 and 2019, respectively.
NIBR had a buyout option with respect to each of the Schizophrenia and MS products, together the Buyout Option. If the Buyout Option was exercised, the license would have converted to a fully paid, perpetual, irrevocable and exclusive (as to the application) license. The Company determined that the Buyout Option was not priced at a significant discount due to the early nature of both the development efforts and the PDTs market as a whole. Accordingly, the Buyout Option did not represent a material right and was not considered a separate performance obligation.
The Company concluded that the license agreement is within the scope of ASC 606. The Company identified several material promises under the Novartis Agreement, including (i) the license of intellectual property, (ii) continued technical development, regulatory and preclinical activities of the products and (iii) participating on a JSC. The Company determined that the material promises were not distinct from one another and, therefore, combined them as a single performance obligation, or the Novartis Combined License and Development.
The NIBR initial transaction price was composed solely of the $5,000 up-front payment and the initial agreed-upon reimbursement of costs related to certain technical and clinical development activities, or the Pear Novartis Development Efforts. Any potential future payments pursuant to additional Pear Novartis Development Efforts or achievement of regulatory, net sales milestones or royalties were evaluated under the most likely amount method and were not included in the Novartis initial transaction price because the amounts were considered variable consideration and were initially fully constrained. As part of the evaluation of the constraint, the Company considered numerous factors, including that receipt of such payments was largely outside the control of the Company. These amounts were added to the transaction price when the related regulatory or net sales milestones are achieved or as relates to Pear Novartis Development Efforts, as additional amounts are formally approved by the JSC. Due to the lack of historical perspective on efforts necessary to commercialize PDTs, future reimbursements related to continued Pear Novartis Development Efforts could not be reasonably estimated beyond the amounts that were approved at the JSC annually for the succeeding 12 months. Adjustments were recorded on a cumulative catch-up basis. Due to a milestone achievement and increases in JSC approved budgets, the transaction price was increased, resulting in a cumulative catch-up impact on collaboration revenue of approximately $600 for the year ended December 31, 2019.
As the Company identified only one distinct performance obligation in the Novartis Agreement, the entirety of the NIBR transaction price was allocated to the Novartis Combined License and Development and was being recognized over the expected term of the agreement, which has been estimated at five years, ratably over the performance period, which, in management’s judgment, was the best measure of progress toward satisfying the performance obligation. The Company utilizes judgment to assess the nature of the combined performance obligation and the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
In connection with the termination of the agreement, on the effective date of the termination, June 29, 2020, deferred revenue of $8,261 was recognized.
The following table provides a rollforward of deferred revenue:

	NIBR Agreement	Product Revenue	Total
Deferred revenue:
Beginning—January 1, 2020	$6,130	$13	$6,143
Amounts invoiced	3,105	403	3,508
Recognition of revenue	(9,235)	(149)	(9,384)
Ending—December 31, 2020	$—	$267	$267

COLLABORATION AND LICENSE AGREEMENTS	COLLABORATION AND LICENSE AGREEMENTS
Sandoz Agreement (Terminated in October 2019)
In April 2018, the Company entered into a collaboration and license agreement with Sandoz, a division of the Novartis Group, or the Sandoz Agreement, to commercialize its two lead products, reSET and reSET-O, together, the Products. Under the terms of the agreement, Sandoz was responsible for the global commercial launch of reSET and reSET-O, including ensuring market access, reimbursement from payors and providing a dedicated sales force, while the Company was responsible for continuing to develop the Products and supporting patient services through a patient service center, together, Pear-Sandoz Development Efforts.
Under the Sandoz Agreement, the Company received an up-front payment of $20,000. In December 2018, the Company received a $10,000 milestone payment upon the FDA’s marketing authorization of reSET-O, or the reSET-O Milestone. The Sandoz Agreement also required Sandoz to make payments to the Company for research and development costs, as well as potential future milestones based on achievement of annual net sales targets and a profit share on net profits of the Products. During 2019, prior to the Termination Date, defined below, the Company invoiced Sandoz and received $7,400 for reimbursement of research and development costs. Under the Sandoz Agreement, the Company was obligated to pay Sandoz on a deferred basis up to $20,000 to defray Sandoz’s commercialization costs.
Sandoz never recorded any profit on sales of the Products for any period, and therefore, the Company did not record any revenue associated with the profit share.
The Company concluded the license agreement was within the scope of ASC 606. The Company identified several material promises under the Sandoz Agreement, including the license of intellectual property, continuing Pear-Sandoz Development Efforts and participation on a joint steering committee, or the JSC. The Company determined the material promises were not distinct from one another and, therefore, were combined as a single performance obligation, or the Sandoz Performance Obligation.
To account for its future obligations under the cost-sharing arrangement, the $20,000 up-front payment received in April 2018 from Sandoz was accounted for by the Company as “note payable to collaboration partner—net” at its then net present value. Accordingly, this payment was not considered part of the transaction price under ASC 606.
The transaction price at contract inception, or the Sandoz Initial Transaction Price, comprised solely the contractual reimbursement of costs related to continuing Pear-Sandoz Development Efforts. Any potential future payments pursuant to additional Pear-Sandoz Development Efforts, milestone achievements or profit-sharing were evaluated under the most likely amount method and were not included in the Sandoz Initial Transaction Price because the amounts were considered variable consideration and were initially fully constrained. As part of the evaluation of the constraint, the Company considered numerous factors, including that receipt of such payments was largely outside the control of the Company. These amounts were added to the transaction price when the related net sales or profit share payments occur, or as relates to Pear-Sandoz Development Efforts, as additional amounts are formally approved by the JSC. Due to the lack of historical perspective on efforts necessary to commercialize PDTs, future reimbursements related to continued Pear-Sandoz Development Efforts could not be reasonably estimated beyond the amounts approved at the JSC annually for the succeeding 12 months.
In December 2018, the Sandoz Initial Transaction Price was increased by $10,000 related to the achievement of the reSET-O Milestone and for additional amounts approved by the JSC for Pear-Sandoz Development Efforts. The reSET-O Milestone payment was recorded on a cumulative catch-up basis, which was recorded in the statement of operations for the year ended December 31, 2018.
As the Company identified only one distinct performance obligation in the Sandoz Agreement, the entirety of the transaction price was allocated to the Sandoz Performance Obligation and was recognized over the expected term of the agreement, which had been estimated at ten years ratably over the performance period, which, in management’s judgment, was the best measure of progress toward satisfying the performance obligation. The Company utilized judgment to assess the nature of the combined performance obligation and the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluated the measure of progress each reporting period and, if necessary, adjusted the measure of performance and related revenue recognition.
Termination of Sandoz Agreement—On September 17, 2019, the Company received a termination notice from Sandoz and on October 14, 2019, or the Termination Date, the Company and Sandoz entered into a transition agreement, or the Transition Agreement, pursuant to which the Company became the sole party responsible for commercializing the Products. As part of the Transition Agreement, Sandoz paid the Company a $9,800 settlement payment, or the Settlement Payment, and forgave the $20,000 collaboration note payable. Under ASC 606, the Transition Agreement met the definition of a contract modification and was accounted for as a cumulative catch-up adjustment at the time of modification. During the year ended December 31, 2019, the $9,800 settlement payment and the deferred revenue balance at the Termination Date of $16,900 were recognized as collaboration revenue in our consolidated statement of operations and comprehensive loss.
Upon the signing of the Transition Agreement, the Company recalculated the transaction price to be $20,000, consisting of $10,000 of reimbursable costs incurred through the Termination Date and a $10,000 reSET-O Milestone received in 2018 related to the FDA marketing authorization of reSET-O. Since the Company had recognized revenue ratably over the expected term of the agreement of ten years, the termination resulted in $16,900 of deferred revenue being recognized as collaboration revenue for the year ended December 31, 2019, as there are no additional performance obligations subsequent to the termination of the agreement.
Upon the signing of the Transition Agreement and for the year ended December 31, 2019, the Company recorded a $20,310 gain on extinguishment of debt in the consolidated statement of operations and comprehensive loss (see Note Payable to Collaboration Partner below for further discussion).
Note Payable to Collaboration Partner—Under the Sandoz Agreement, the Company was obligated to pay Sandoz $20,000, at zero percent interest, in 48 equal monthly installments, with payments to begin on the second anniversary of the first commercial sale under the Sandoz Agreement. The Company imputed interest on the note payable to the collaboration partner at the rate of 6.0% per annum and recorded an initial discount on the note payable to the collaboration partner and a related deferred gain of $4,779. The discount on the note payable was amortized using the effective interest method over the expected term of the note. The deferred gain was amortized on a straight-line basis over the expected term of the note, which was 6.5 years.
As of the Termination Date, the balance of the deferred gain was $3,764 and the note payable to the collaboration partner consisted of the following:

Note payable to collaboration partner	$20,000
Unamortized discount on note payable	(3,454)
Note payable to collaboration partner, net	$16,546
The note payable to collaboration partner, net balance of $16,546 and the balance of the deferred gain of $3,764 was recorded as a $20,310 gain on extinguishment of debt in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2019.
Novartis Agreement (Terminated in June 2020)
In March 2018, the Company entered into a collaboration agreement with Novartis Institutes for Biomedical Research, or NIBR, or the Novartis Agreement, to develop PDTs for Schizophrenia and Multiple Sclerosis, or MS. The two companies worked together towards developing new treatments for patients with schizophrenia and MS to better address the full burden of their illnesses.
On March 30, 2020, NIBR terminated the collaboration agreement for convenience with the Company relative to both the schizophrenia and MS programs. The termination was subject to a 90-day notice period and was effective as of June 29, 2020.
Under the Novartis Agreement, the Company received a non-refundable up-front payment of $5,000. The agreement included research and development funding, as well as future regulatory and commercial milestones and mid-to-high single-digit royalties on net sales of the two products. Contemporaneous with the Novartis Agreement, NIBR purchased 1,158,292 shares of Series B preferred stock at $4.3167 per share, resulting in aggregate proceeds to the Company of $5,000. The Company allocated the proceeds from NIBR’s purchase of Series B preferred stock to stockholders’ equity since the purchase price was equal to the price paid by other Series B investors and the transaction was completed within a short period following the initial Series B closing. The Company invoiced NIBR and received $3,105 and $3,200 for reimbursement of research and development costs during the year ended December 31, 2020 and 2019, respectively.
NIBR had a buyout option with respect to each of the Schizophrenia and MS products, together the Buyout Option. If the Buyout Option was exercised, the license would have converted to a fully paid, perpetual, irrevocable and exclusive (as to the application) license. The Company determined that the Buyout Option was not priced at a significant discount due to the early nature of both the development efforts and the PDTs market as a whole. Accordingly, the Buyout Option did not represent a material right and was not considered a separate performance obligation.
The Company concluded that the license agreement is within the scope of ASC 606. The Company identified several material promises under the Novartis Agreement, including (i) the license of intellectual property, (ii) continued technical development, regulatory and preclinical activities of the products and (iii) participating on a JSC. The Company determined that the material promises were not distinct from one another and, therefore, combined them as a single performance obligation, or the Novartis Combined License and Development.
The NIBR initial transaction price was composed solely of the $5,000 up-front payment and the initial agreed-upon reimbursement of costs related to certain technical and clinical development activities, or the Pear Novartis Development Efforts. Any potential future payments pursuant to additional Pear Novartis Development Efforts or achievement of regulatory, net sales milestones or royalties were evaluated under the most likely amount method and were not included in the Novartis initial transaction price because the amounts were considered variable consideration and were initially fully constrained. As part of the evaluation of the constraint, the Company considered numerous factors, including that receipt of such payments was largely outside the control of the Company. These amounts were added to the transaction price when the related regulatory or net sales milestones are achieved or as relates to Pear Novartis Development Efforts, as additional amounts are formally approved by the JSC. Due to the lack of historical perspective on efforts necessary to commercialize PDTs, future reimbursements related to continued Pear Novartis Development Efforts could not be reasonably estimated beyond the amounts that were approved at the JSC annually for the succeeding 12 months. Adjustments were recorded on a cumulative catch-up basis. Due to a milestone achievement and increases in JSC approved budgets, the transaction price was increased, resulting in a cumulative catch-up impact on collaboration revenue of approximately $600 for the year ended December 31, 2019.
As the Company identified only one distinct performance obligation in the Novartis Agreement, the entirety of the NIBR transaction price was allocated to the Novartis Combined License and Development and was being recognized over the expected term of the agreement, which has been estimated at five years, ratably over the performance period, which, in management’s judgment, was the best measure of progress toward satisfying the performance obligation. The Company utilizes judgment to assess the nature of the combined performance obligation and the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
In connection with the termination of the agreement, on the effective date of the termination, June 29, 2020, deferred revenue of $8,261 was recognized.
The following table provides a rollforward of deferred revenue:

	NIBR Agreement	Product Revenue	Total
Deferred revenue:
Beginning—January 1, 2020	$6,130	$13	$6,143
Amounts invoiced	3,105	403	3,508
Recognition of revenue	(9,235)	(149)	(9,384)
Ending—December 31, 2020	$—	$267	$267